Equity	12 Months Ended
Dec. 31, 2025
Equity [Abstract]
Equity
15.	Equity

(a)	Capital stock -

As of December 31, 2025 and 2024, share capital was represented by 423,868,449 authorized common shares subscribed and fully paid, with a nominal value of one Soles per share. As of December 31, 2025, the total outstanding common shares were as follows; 35,458,546 were listed on the New York Stock Exchange and 388,409,903 were listed on the Lima Stock Exchange. As of December 31, 2024, the total outstanding common shares were as follows; 34,103,766 were listed on the New York Stock Exchange and 389,764,683 were listed on the Lima Stock Exchange

(b)	Investment shares -

Investment shares do not have voting rights or participate in shareholder’s meetings or the appointment of directors. Investment shares confer upon the holders thereof the right to participate in dividends distributed according to their nominal value, in the same manner as common shares. Investment shares also confer the holders thereof the right to:

(i)	maintain the current proportion of the investment shares in the case of capital increase by new contributions;

(ii)	increase the number of investment shares upon capitalization of retained earnings, revaluation surplus or other reserves that do not represent cash contributions;

(iii)	participate in the distribution of the assets resulting from liquidation of the Company in the same manner as common shares; and,

(iv)	redeem the investment shares in case of a merger and/or change of business activity of the Company.

As of December 31, 2025 and 2024, the Company had 40,278,894 investment shares subscribed and fully paid, with a nominal value of one Sol per share.

(c)	Treasury shares -

As of December 31, 2025 and 2024, the Company maintains 36,040,497 investment shares held in treasury amounting to S/121,258,000.

(d)	Additional paid-in capital -

As of December 31, 2025 and 2024, the additional capital amounted to S/432,779,000 and arises mainly as a result of the excess of total proceeds obtained versus par value in the issuance of 111,484,000 common shares and 927,783 investment shares corresponding to a public offering of American Depositary Shares (ADS) registered with the New York Stock Exchange and Lima Stock Exchange.

(e)	Legal reserve -

The General Corporation Law require that a minimum of 10 per cent of the distributable earnings for each period, after deducting the income tax, be transferred to a legal reserve until such is equal to 20 per cent of the capital. This legal reserve can offset losses or can be capitalized, and in both cases, there is the obligation to replenish it.

(f)	Other accumulated comprehensive results -

This reserve records changes in the fair value of financial instruments at fair value through OCI.

(g)	Distributions made and proposed –

	2025	2024	2023
Common stock dividends
Approval date by Board of Directors	October 21, 2025	October 28, 2024	November 7, 2023

Declared dividends per share to be paid in cash S/.	0.41000	0.41000	0.41000
Declared dividends S/(000):	175,524	175,524	175,524

As of December 31, 2025 and 2024, dividends payable amounted to S/11,823,000 and S/11,097,000, respectively, see note 11.